UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	2/28/26

Item 1. Reports to Stockholders.

(a)

Monarch Ambassador Income Index ETF

(MAMB) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$107	1.01%

How did the Fund perform during the reporting period?

In Q2 2025, the Fund benefited from strong performance in gold and short-term fixed income products, which helped drive returns above the Bloomberg U.S. Aggregate Bond Index. However, exposures to long-term and intermediate-term treasuries weighed on performance. Despite such headwinds, the strength in alternative assets more than compensated for the softness in traditional fixed income.

The Fund maintained similar sector allocations heading into Q3 2025. During this period, intermediate bonds and convertibles proved to be a bright spot, joined by gold and long-term treasuries in contributing positively to quarterly results. Meanwhile, short-term treasuries, while contributing, lagged the broader fixed income market. The combination of mid-duration fixed income and solid performance from commodities and convertibles enabled the Fund to closely match the Bloomberg U.S. Aggregate Bond Index.

Heading into Q4 2025, gold continued to anchor performance, while intermediate and long-term treasuries also provided a boost. On the downside, convertibles, along with short-term bonds, underperformed. Despite these challenges, the Fund continued to outperform the Bloomberg U.S. Aggregate Bond Index, supported by the strength of its alternative and credit allocations.

In Q1 2026, the Fund’s leading contributors remained consistent, with gold and intermediate-term bonds continuing to add value. However, the positive momentum was offset by relatively flat performance in convertibles and short-term treasuries. Despite this, the strength in alternative assets more than compensated for the softness in traditional fixed income to allow the Fund to outpace the Bloomberg U.S. Aggregate Bond Index.

Throughout the reporting period, gold emerged as a consistent positive contributor, delivering strong results throughout the fiscal year. Intermediate and long-term bonds offered steady support, though their impact fluctuated. Conversely, short-term bonds and convertibles remained frequent detractors, particularly in volatile rate environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Monarch Ambassador Income Index ETF - NAV
Monarch Ambassador Income Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,866
$10,761
$10,313
Mar-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026

Table Summary
	Monarch Ambassador Income Index ETF - NAV	Monarch Ambassador Income Index	Bloomberg U.S. Aggregate Bond Index
Mar-2021	$10,000	$10,000	$10,000
Feb-2022	$9,870	$9,893	$9,833
Feb-2023	$8,870	$8,912	$8,877
Feb-2024	$9,072	$9,141	$9,172
Feb-2025	$9,665	$9,753	$9,705
Feb-2026	$10,761	$10,866	$10,313

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 23, 2021)
Monarch Ambassador Income Index ETF - NAV	11.34%	1.50%
Monarch Ambassador Income Index	11.42%	1.70%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-541-291-4405.

Fund Statistics

Table Summary
Net Assets	$173,148,502
Number of Portfolio Holdings	10
Advisory Fee	$1,176,779
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
93.4%
Commodity
6.4%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Commodity	6.4%
Fixed Income	93.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MBS ETF	18.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16.2%
iShares 7-10 Year Treasury Bond ETF	13.8%
iShares Core U.S. Aggregate Bond ETF	12.4%
iShares 1-3 Year Treasury Bond ETF	11.1%
iShares Gold Trust	6.4%
iShares 20+ Year Treasury Bond ETF	6.3%
Invesco Taxable Municipal Bond ETF	6.2%
SPDR Bloomberg Convertible Securities ETF	6.2%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Monarch Ambassador Income Index ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-MAMB

Monarch Blue Chips Core Index ETF

(MBCC) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Monarch Blue Chips Core Index ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Core Index ETF	$103	1.01%

How did the Fund perform during the reporting period?

In Q2 2025, the Fund enjoyed modest gains from holdings in communications, industrials and financials. Healthcare, real estate and consumer staples detracted from the Fund’s overall performance. Technology and consumer discretionary were modestly positive throughout the quarter. Despite relatively flat returns, technology remained the largest sector.

Sector weights remained steady into Q3 2025. Technology posted a strong rebound and outperformed other sectors in the Fund. Gains from healthcare and industrials trailed behind, while consumer staples, energy and financials detracted from performance. Reductions in technology allocations were offset by increases in energy and utilities.

The Fund made small sector shifts from Q3 2025 to Q4 2025, favoring increases to technology and consumer discretionary and trimming exposure to healthcare and energy. Healthcare contributed strongly to the Fund but other allocations missed out on the broader market rally. Communications, technology and financials holdings underperformed the S&P 500 Index.

In Q1 2026, technology’s performance declined sharply, alongside other humble performers in financials, consumer discretionary, and communications. Offsetting these detractors were the Fund’s holdings in consumer staples, industrials and real estate. Based on portfolio weighting, the Fund decreased technology exposure with increases seen across consumer discretionary, financials and consumer staples. Energy and utilities holdings made brief appearances during the year but were completely removed by the end of the fiscal year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Monarch Blue Chips Core Index ETF - NAV
Monarch Blue Chips Core Index
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$18,902
$15,109
$14,947
Mar-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026

Table Summary
	Monarch Blue Chips Core Index ETF - NAV	Monarch Blue Chips Core Index	S&P 500® Index
Mar-2021	$10,000	$10,000	$10,000
Feb-2022	$10,362	$10,386	$11,332
Feb-2023	$9,614	$9,654	$10,460
Feb-2024	$12,894	$13,000	$13,645
Feb-2025	$14,491	$14,642	$16,157
Feb-2026	$14,947	$15,109	$18,902

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 23, 2021)
Monarch Blue Chips Core Index ETF - NAV	3.14%	8.48%
Monarch Blue Chips Core Index	3.19%	8.72%
S&P 500® Index	16.99%	13.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-541-291-4405.

Fund Statistics

Table Summary
Net Assets	$152,543,031
Number of Portfolio Holdings	24
Advisory Fee	$1,121,163
Portfolio Turnover	73%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.8%
Consumer Staples
14.2%
Health Care
12.5%
Consumer Discretionary
12.1%
Communications
11.3%
Industrials
9.4%
Real Estate
8.8%
Financials
3.7%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	3.7%
Real Estate	8.8%
Industrials	9.4%
Communications	11.3%
Consumer Discretionary	12.1%
Health Care	12.5%
Consumer Staples	14.2%
Technology	27.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Instruments, Inc.	5.2%
Philip Morris International, Inc.	4.9%
Walmart, Inc.	4.8%
General Electric Company	4.7%
Emerson Electric Company	4.7%
Amgen, Inc.	4.6%
Costco Wholesale Corporation	4.5%
Simon Property Group, Inc.	4.5%
McDonald's Corporation	4.5%
American Tower Corporation	4.4%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Monarch Blue Chips Core Index ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-MBCC

Monarch Dividend Plus Index ETF

(MDPL) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$122	1.19%

How did the Fund perform during the reporting period?

By the end of Q2 2025, the Fund’s returns were negative but ahead of the S&P Composite 1500 Value Index and broader market performance. Financials, materials, and consumer staples posted the strongest results. Communications, consumer discretionary and energy detracted from Fund performance, while carrying significant weight in the portfolio.

Consumer discretionary led the pack in Q3 2025, followed by communications, energy and consumer staples. The Fund reduced its consumer staples exposure and increased holdings across healthcare and industrials. Sector frontrunners left healthcare, materials and technology in the dust, all of which were the primary laggards for the quarter.

However, healthcare and materials drove performance in Q4 2025, alongside energy. Industrials, consumer discretionary and communications were the Fund’s main detractors and weighed heavily on overall performance. The Fund continued its pullback from consumer staples and consumer discretionary, while repositioning towards industrials.

The beginning of 2026 witnessed strong performance from consumer staples, industrials and communications, while technology, financials and consumer discretionary generated negative returns. In Q1 2026, the Fund leaned into technology and financials as the highest weighted sectors and reduced allocations to consumer discretionary and communications. While delivering positive performance, the Fund lagged the S&P Composite 1500 Value Index for the period.

Sector performance fluctuated significantly throughout the year as different names and areas of the market fell in and out of favor. The Fund ended the reporting period having rotated into the industrial, technology and financials sectors throughout the fiscal year and reduced exposures in consumer discretionary and consumer staples.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Monarch Dividend Plus Index ETF - NAV	Monarch Dividend Plus Index	Dow Jones Industrial Average®	S&P Composite 1500 Value Index TR
03/06/24	$10,000	$10,000	$10,000	$10,000
03/31/24	$10,491	$10,494	$10,305	$10,364
06/30/24	$9,937	$9,939	$10,174	$10,130
09/30/24	$10,717	$10,730	$11,062	$11,056
12/31/24	$10,170	$10,182	$11,164	$10,802
03/31/25	$10,591	$10,615	$11,067	$10,780
06/30/25	$10,500	$10,532	$11,672	$11,106
09/30/25	$10,745	$10,784	$12,333	$11,805
12/31/25	$10,918	$10,964	$12,830	$12,176
02/28/26	$10,983	$11,040	$13,102	$12,785

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 6, 2024)
Monarch Dividend Plus Index ETF - NAV	4.69%	4.84%
Monarch Dividend Plus Index	5.04%	5.11%
Dow Jones Industrial Average®	13.59%	14.59%
S&P Composite 1500 Value Index TR	14.90%	13.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-541-291-4405.

Fund Statistics

Table Summary
Net Assets	$58,817,902
Number of Portfolio Holdings	30
Advisory Fee	$473,707
Portfolio Turnover	89%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.2%
Financials
16.6%
Health Care
13.2%
Consumer Staples
13.1%
Industrials
9.8%
Communications
6.8%
Energy
6.6%
Materials
3.2%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	3.2%
Energy	6.6%
Communications	6.8%
Industrials	9.8%
Consumer Staples	13.1%
Health Care	13.2%
Financials	16.6%
Technology	30.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FactSet Research Systems, Inc.	3.7%
Nexstar Media Group, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.5%
Marsh & McLennan Companies, Inc.	3.4%
Cigna Group (The)	3.4%
Brown & Brown, Inc.	3.4%
Booz Allen Hamilton Holding Corporation	3.4%
Genpact Ltd.	3.4%
General Mills, Inc.	3.3%
Merck & Company, Inc.	3.3%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Monarch Dividend Plus Index ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-MDPL

Monarch ProCap Index ETF

(MPRO) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$104	0.97%

How did the Fund perform during the reporting period?

In Q2 2025, Fund performance was driven by its economic cycle strategy, though the positioning led to overall underperformance. Allocations to industrials and technology offered meaningful gains, reflecting the Fund’s balance to growth and value sectors during the quarter. However, equity exposures to healthcare, real estate and financials detracted from results. The drag from these cyclical sectors ultimately outweighed the benefits of the Fund’s defensive tilt.

The Fund maintained a strategic allocation framework into Q3 2025, with positive contributions from communications, technology and consumer discretionary. A supportive fixed income allocation further bolstered performance. On the other hand, consumer staples and real estate were detractors. Despite the boost from fixed income, the weaknesses across several sectors led to underperformance relative to the S&P Target Risk Moderate Index.

By Q4 2025, the Fund’s economic cycle-based strategy produced improved results. Utilities were added to deliver steady performance, supporting overall results, along with strong performance in healthcare. However, materials and consumer staples allocations underperformed. Continued support from the fixed income environment helped the Fund slightly outperform the S&P Target Risk Moderate Index for the quarter.

In Q1 2026, materials, consumer staples and real estate emerged as strong contributors, alongside continued support from the Fund’s core bond allocation. Still, financials, technology and consumer discretionary proved to be detractors, dragging overall performance. However, the Fund was able to deliver strong returns compared to the S&P Target Risk Moderate Index due to the other sector allocations.

While the Fund saw moments of outperformance, particularly in Q1 2026, persistent drag from underperforming cyclical sectors and shifting macro conditions ultimately led to underperformance relative to the S&P Target Risk Moderate Index in most periods.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Monarch ProCap Index ETF - NAV
Monarch ProCap Index
Bloomberg U.S. Aggregate Bond Index
S&P Target Risk Moderate Index
$15,000
$10,000
$5,000
$0
$14,261
$14,178
$12,962
$10,313
03/23/21
02/28/22
02/28/23
02/29/24
02/28/25
02/28/26

Table Summary
	Monarch ProCap Index ETF - NAV	Monarch ProCap Index	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Moderate Index
03/23/21	$10,000	$10,000	$10,000	$10,000
02/28/22	$10,918	$10,941	$9,833	$10,162
02/28/23	$10,380	$10,414	$8,877	$9,325
02/29/24	$11,418	$11,474	$9,172	$10,385
02/28/25	$12,557	$12,620	$9,705	$11,375
02/28/26	$14,178	$14,261	$10,313	$12,962

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 23, 2021)
Monarch ProCap Index ETF - NAV	12.91%	7.33%
Monarch ProCap Index	13.00%	7.45%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.63%
S&P Target Risk Moderate Index	13.94%	5.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-541-291-4405.

Fund Statistics

Table Summary
Net Assets	$250,492,723
Number of Portfolio Holdings	9
Advisory Fee	$1,899,326
Portfolio Turnover	75%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	49.9%
Fixed Income	50.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	50.0%
State Street Health Care Select Sector SPDR ETF	10.2%
State Street Communication Services Select Sector SPDR ETF	10.0%
State Street Consumer Staples Select Sector SPDR ETF	5.1%
State Street Real Estate Select Sector SPDR ETF	5.1%
State Street Industrial Select Sector SPDR ETF	5.0%
State Street Consumer Discretionary Select Sector SPDR ETF	4.9%
State Street Technology Select Sector SPDR ETF	4.8%
State Street Financial Select Sector SPDR ETF	4.8%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Monarch ProCap Index ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-MPRO

Monarch Select Subsector Index ETF

(MSSS) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2026

What did the Fund invest in?

This annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$116	1.08%

How did the Fund perform during the reporting period?

At the close of Q2 2025, the Fund’s performance was guided by its economic cycle approach, which ultimately led to overperformance relative to the S&P 500 Index. Strength in industrials, financials, and communications helped cushion losses, but these gains were offset by underperformance in healthcare and consumer staples. The combination of strong returns in select exposures was enough to overcome headwinds from healthcare and consumer staples subsectors.

In Q3 2025, the Fund saw an improvement in performance as technology, healthcare and industrials led gains. The cyclical positioning was well timed, allowing the Fund to achieve positive returns, yet it trailed the S&P 500 Index due to continued relative weakness in financials, communications and consumer staples. The strength in technology and healthcare infrastructure-oriented holdings helped drive positive returns for the period.

Performance in Q4 2025 reflected a more mixed environment for the Fund. While the utilities, healthcare and industrials subsectors were bright spots, consumer discretionary, consumer staples and real estate holdings lagged, leading to underperformance compared to the S&P 500 Index.

In Q1 2026, the Fund’s top performers continued to include industrials and, in a departure from the prior quarter, also included consumer discretionary and consumer staples. Detracting subsectors included underperformance in healthcare, technology and financials. Strong results from isolated sectors outweighed broader market performance, delivering strong overperformance compared to the S&P 500 Index.

Over the reporting period, the Fund experienced moments of strength—particularly in Q1 2026, when consumer and industrial-related exposures surged. Technology and healthcare returns fluctuated from quarter to quarter. Financials and communications delivered muted returns throughout the year and created headwinds at times.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Monarch Select Subsector Index ETF - NAV
Monarch Select Subsector Index
S&P 500® Index
$15,000
$10,000
$5,000
$0
$13,827
$12,996
$12,978
03/06/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26

Table Summary
	Monarch Select Subsector Index ETF - NAV	Monarch Select Subsector Index	S&P 500® Index
03/06/24	$10,000	$10,000	$10,000
05/31/24	$10,042	$10,047	$10,372
08/31/24	$11,339	$11,349	$11,139
11/30/24	$11,944	$11,952	$11,935
02/28/25	$11,305	$11,309	$11,819
05/31/25	$11,297	$11,300	$11,774
08/31/25	$12,235	$12,244	$12,907
11/30/25	$12,399	$12,407	$13,725
02/28/26	$12,978	$12,996	$13,827

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 6, 2024)
Monarch Select Subsector Index ETF - NAV	14.80%	14.05%
Monarch Select Subsector Index	14.92%	14.13%
S&P 500® Index	16.99%	17.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-541-291-4405.

Fund Statistics

Table Summary
Net Assets	$125,113,913
Number of Portfolio Holdings	10
Advisory Fee	$892,900
Portfolio Turnover	127%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
99.8%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR S&P Aerospace & Defense ETF	10.3%
iShares U.S. Healthcare Providers ETF	10.3%
Invesco KBW Property & Casualty ETF	10.2%
iShares U.S. Medical Devices ETF	10.2%
SPDR S&P Insurance ETF	10.0%
State Street Communication Services Select Sector SPDR ETF	9.9%
Invesco Leisure & Entertainment ETF	9.9%
SPDR S&P Pharmaceuticals ETF	9.9%
State Street SPDR S&P Semiconductor ETF	9.7%
SPDR S&P Software & Services ETF	9.4%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Monarch Select Subsector Index ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-MSSS

Monarch Volume Factor Dividend Tree Index ETF

(MVFD) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$119	1.10%

How did the Fund perform during the reporting period?

The Fund concluded Q2 2025 with sector results that were generally negative across the board. Consumer discretionary, healthcare and energy exposures were the biggest laggards, while financials and technology delivered some positive performance. The Fund’s highest allocations were to financials, consumer discretionary and industrials. In contrast, the lowest allocations were to consumer staples and materials.

In Q3 2025, the Fund’s rotation into energy, consumer discretionary and industrial holdings proved beneficial. Energy also emerged as the portfolio’s largest allocation, slightly ahead of healthcare and financials. The detractors from performance for the quarter were allocations to the consumer staples, materials and utilities sectors, but the lower allocations to these exposures limited the impacts.

The strongest contributors to Q4 2025 performance were energy, consumer discretionary and industrials, all three of which delivered solid gains. Consumer staples and materials declined this quarter, while the Fund decreased its holdings in both sectors. Financials took over the top spot in portfolio allocation followed by industrials and consumer discretionary. Energy and technology names also had high allocations and the Fund was concentrated in fewer sectors during the period.

For Q1 2026, several sectors delivered strong returns, led by industrials, technology, consumer discretionary, financials and energy holdings. Only the consumer staples allocations delivered negative returns. Consumer discretionary surged to become the Fund’s largest allocation followed by financials, industrials and technology. The Fund diversified across more sectors this quarter with smaller allocations to consumer staples, energy, healthcare and materials as well.

During the reporting period, financials and industrials were consistently among the higher allocations and delivered strong returns for most of the fiscal year. While the Fund struggled with negative returns and relative to the S&P Composite 1500 Index in Q2 2025, positive returns were delivered the rest of the fiscal year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Monarch Volume Factor Dividend Tree Index ETF - NAV	Monarch Volume Factor Dividend Tree Index	S&P Composite 1500® Index
03/06/24	$10,000	$10,000	$10,000
05/31/24	$10,187	$10,186	$10,358
08/31/24	$10,529	$10,538	$11,104
11/30/24	$11,304	$11,325	$11,916
02/28/25	$10,943	$10,970	$11,724
05/31/25	$10,256	$10,272	$11,652
08/31/25	$11,262	$11,287	$12,776
11/30/25	$11,638	$11,671	$13,546
02/28/26	$12,682	$12,729	$13,721

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 6, 2024)
Monarch Volume Factor Dividend Tree Index ETF	15.90%	12.73%
Monarch Volume Factor Dividend Tree Index	16.03%	12.94%
S&P Composite 1500® Index	17.04%	17.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-541-291-4405.

Fund Statistics

Table Summary
Net Assets	$99,079,890
Number of Portfolio Holdings	39
Advisory Fee	$647,675
Portfolio Turnover	321%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
25.3%
Financials
22.5%
Industrials
19.4%
Technology
13.0%
Energy
8.4%
Consumer Staples
5.2%
Materials
2.9%
Health Care
2.8%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Health Care	2.8%
Materials	2.9%
Consumer Staples	5.2%
Energy	8.4%
Technology	13.0%
Industrials	19.4%
Financials	22.5%
Consumer Discretionary	25.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kulicke & Soffa Industries, Inc.	4.2%
International Seaways, Inc.	3.7%
Clear Secure, Inc., Class A	3.5%
Rush Enterprises, Inc., Class A	2.9%
DuPont de Nemours, Inc.	2.9%
Halliburton Company	2.9%
Snap-on, Inc.	2.9%
EnerSys	2.8%
Bristol-Myers Squibb Company	2.8%
Dell Technologies, Inc., Class C	2.7%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Monarch Volume Factor Dividend Tree Index ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-MVFD

Monarch Volume Factor Global Unconstrained Index ETF

(MVFG) Cboe BZX Exchange, Inc.

Annual Shareholder Report - February 28, 2026

Fund Overview

This annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$121	1.03%

How did the Fund perform during the reporting period?

In Q2 2025, the Fund held heavy concentrations in mid and small cap, as well as technology, ETFs. Developed markets, global stocks and technology emerged as the top contributors, despite broadly subdued performance across other sectors. Utilities and energy ETF holdings remained marginal and posted minimal to negative returns.  During the quarter, the Fund’s risk overlay kicked in twice, moving a portion of the Fund’s allocation to fixed income ETFs.  The Fund began and finished the quarter with a full equity ETF allocation.

Developed markets and global stock ETFs were introduced as core holdings with the largest allocations in Q3 2025 and providing positive performance. Technology holdings also delivered strong returns. Healthcare and financial ETFs trailed behind with positive returns, though smaller in positions. The remaining sectors in the Fund exhibited flat performance with emerging markets ETFs entering the portfolio and mid cap holdings exiting.

By the end of 2025, portfolio allocations dramatically shifted to place natural resources and technology based ETFs ahead of prior frontrunners from the international markets. Natural resources also delivered performance leadership followed by the remaining emerging markets and global stocks allocations. Small cap, energy and technology ETFs underperformed during Q4 2025.

In Q1 2026, the Fund repositioned again to prioritize large cap, global stocks, and small and mid cap ETFs. Continued strong returns from the natural resources allocations were on full display as they were the largest contributor to performance, which was universally positive across all sectors. Technology and global stock ETFs were the other top contributors.

Throughout the reporting period, the Fund conducted several rebalances. Allocations rotated across international holdings as well as natural resources, technology and large cap stocks allocations as the Fund followed its investment methodology and reconstituted quarterly.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Monarch Volume Factor Global Unconstrained Index ETF - NAV	Monarch Volume Factor Global Unconstrained Index	S&P Global 1200 Index
03/06/24	$10,000	$10,000	$10,000
05/31/24	$10,393	$10,400	$10,367
08/31/24	$10,919	$10,938	$11,049
11/30/24	$11,168	$11,196	$11,478
02/28/25	$10,570	$10,598	$11,545
05/31/25	$11,163	$11,201	$11,810
08/31/25	$12,180	$12,231	$12,827
11/30/25	$12,520	$12,579	$13,633
02/28/26	$14,298	$14,388	$14,373

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 6, 2024)
Monarch Volume Factor Global Unconstrained Index ETF	35.26%	19.75%
Monarch Volume Factor Global Unconstrained Index	35.75%	20.13%
S&P Global 1200 Index	24.49%	20.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-541-291-4405.

Fund Statistics

Table Summary
Net Assets	$147,976,181
Number of Portfolio Holdings	25
Advisory Fee	$939,734
Portfolio Turnover	419%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Columbia EM Core ex-China ETF	4.4%
John Hancock Multifactor Emerging Markets ETF	4.3%
Vanguard FTSE All World ex-US Small-Cap ETF	4.2%
First Trust Dorsey Wright International Focus 5 ETF	4.2%
Fidelity International Value Factor ETF	4.1%
FlexShares International Quality Dividend Index Fund	4.1%
SPDR MSCI ACWI ex-US ETF	4.1%
Vanguard S&P Mid-Cap 400 Growth ETF	4.1%
iShares Currency Hedged MSCI ACWI ex U.S. ETF	4.1%
Xtrackers Russell US Multifactor ETF	4.1%

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

Monarch Volume Factor Global Unconstrained Index ETF

Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022826-MVFG

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 $101,500 2025 $98,700

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 $22,400 2025 $21,000

  Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended February 28, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended February 28, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Monarch Ambassador Income Index ETF
MAMB

Monarch Blue Chips Core Index ETF
MBCC

Monarch Dividend Plus Index ETF
MDPL

Monarch ProCap Index ETF
MPRO

Monarch Select Subsector Index ETF
MSSS

Monarch Volume Factor Dividend Tree Index ETF
MVFD

Monarch Volume Factor Global Unconstrained Index ETF
MVFG

Annual Financial Statements
and Additional Information
February 28, 2026

MONARCH AMBASSADOR INCOME INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	COMMODITY - 6.4%
112,663	iShares Gold Trust(a)	$11,161,523

	FIXED INCOME - 93.4%
389,742	Invesco Taxable Municipal Bond ETF	10,807,546
231,625	iShares 1-3 Year Treasury Bond ETF	19,266,567
120,542	iShares 20+ Year Treasury Bond ETF	10,947,624
243,250	iShares 7-10 Year Treasury Bond ETF	23,836,068
212,467	iShares Core U.S. Aggregate Bond ETF	21,544,154
250,365	iShares iBoxx $ Investment Grade Corporate Bond ETF	27,960,763
334,040	iShares MBS ETF	32,371,816
112,814	SPDR Bloomberg Convertible Securities ETF	10,647,385
141,011	SPDR Portfolio Short Term Corporate Bond ETF	4,275,454
		161,657,377

	TOTAL EXCHANGE-TRADED FUNDS (Cost $165,842,241)	172,818,900

	TOTAL INVESTMENTS - 99.8% (Cost $165,842,241)	$172,818,900
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	329,602
	NET ASSETS - 100.0%	$173,148,502

ETF	- Exchange-Traded Fund

MBS	- Mortgage-Backed Security

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 4.7%
21,030	General Electric Company	$7,197,728

	APPAREL & TEXTILE PRODUCTS - 4.0%
97,139	NIKE, Inc., Class B	6,040,103

	BIOTECH & PHARMA - 8.7%
18,172	Amgen, Inc.	7,053,644
5,831	Eli Lilly & Company	6,134,154
		13,187,798
	DIVERSIFIED INDUSTRIALS - 4.7%
47,069	Emerson Electric Company	7,095,652

	E-COMMERCE DISCRETIONARY - 3.7%
26,919	Amazon.com, Inc.(a)	5,652,990

	INFRASTRUCTURE REIT - 4.4%
34,622	American Tower Corporation	6,642,577

	INTERNET MEDIA & SERVICES - 11.3%
1,264	Booking Holdings, Inc.	5,358,538
9,677	Meta Platforms, Inc., Class A	6,272,439
58,352	Netflix, Inc.(a)	5,615,796
		17,246,773
	LEISURE FACILITIES & SERVICES - 4.5%
20,135	McDonald’s Corporation	6,867,243

	MEDICAL EQUIPMENT & DEVICES - 3.8%
27,674	Danaher Corporation	5,829,251

	RETAIL - CONSUMER STAPLES - 9.2%
6,861	Costco Wholesale Corporation	6,935,030
56,812	Walmart, Inc.	7,269,095
		14,204,125

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL REIT - 4.5%
33,695	Simon Property Group, Inc.	$6,868,726

	SEMICONDUCTORS - 9.2%
35,457	NVIDIA Corporation	6,282,626
37,312	Texas Instruments, Inc.	7,914,247
		14,196,873
	SOFTWARE - 6.8%
12,756	Microsoft Corporation	5,009,791
27,235	Salesforce, Inc.	5,305,106
		10,314,897
	SPECIALTY FINANCE - 3.7%
28,650	Capital One Financial Corporation	5,605,086

	TECHNOLOGY HARDWARE - 3.9%
22,509	Apple, Inc.	5,946,428

	TECHNOLOGY SERVICES - 7.8%
11,402	Mastercard, Inc., Class A	5,897,228
18,761	Visa, Inc., Class A	6,006,147
		11,903,375
	TOBACCO & CANNABIS - 4.9%
39,861	Philip Morris International, Inc.	7,447,231

	TOTAL COMMON STOCKS (Cost $154,557,885)	152,246,856

	TOTAL INVESTMENTS - 99.8% (Cost $154,557,885)	$152,246,856
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	296,175
	NET ASSETS - 100.0%	$152,543,031

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 3.3%
4,108	Ameriprise Financial, Inc.	$1,931,253

	BIOTECH & PHARMA - 3.3%
15,858	Merck & Company, Inc.	1,963,538

	CABLE & SATELLITE - 3.3%
61,871	Comcast Corporation, Class A	1,915,526

	COMMERCIAL SUPPORT SERVICES - 3.3%
63,805	H&R Block, Inc.	1,953,709

	CONTAINERS & PACKAGING - 3.2%
154,879	Graphic Packaging Holding Company	1,894,170

	FOOD - 10.0%
43,457	General Mills, Inc.	1,965,561
16,548	Ingredion, Inc.	1,943,728
40,171	Lamb Weston Holdings, Inc.	1,935,840
		5,845,129
	HEALTH CARE FACILITIES & SERVICES - 9.9%
6,916	Cigna Group (The)	2,004,395
5,652	Elevance Health, Inc.	1,808,640
6,685	UnitedHealth Group, Inc.	1,960,510
		5,773,545
	INSURANCE - 10.1%
27,862	Brown & Brown, Inc.	2,001,049
10,812	Marsh & McLennan Companies, Inc.	2,019,033
6,423	Willis Towers Watson PLC	1,960,107
		5,980,189
	MACHINERY - 3.2%
11,046	Oshkosh Corporation	1,878,041

	OIL & GAS PRODUCERS - 6.6%
9,855	Marathon Petroleum Corporation	1,953,359

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	OIL & GAS PRODUCERS - 6.6% (Continued)
38,335	Ovintiv, Inc.	$1,939,368
		3,892,727
	PUBLISHING & BROADCASTING - 3.5%
8,377	Nexstar Media Group, Inc.	2,102,795

	RETAIL - CONSUMER STAPLES - 3.2%
16,617	Target Corporation	1,890,848

	SEMICONDUCTORS - 3.3%
13,571	QUALCOMM, Inc.	1,931,968

	SOFTWARE - 3.5%
27,164	SS&C Technologies Holdings, Inc.	2,045,178

	SPECIALTY FINANCE - 3.1%
26,428	Synchrony Financial	1,826,439

	TECHNOLOGY SERVICES - 23.4%
9,004	Accenture PLC, Class A	1,879,315
27,632	Amdocs Ltd.	1,928,714
25,114	Booz Allen Hamilton Holding Corporation	1,979,736
29,816	Cognizant Technology Solutions Corporation, Class A	1,921,045
9,940	FactSet Research Systems, Inc.	2,155,091
49,808	Genpact Ltd.	1,978,373
45,401	KBR, Inc.	1,917,284
		13,759,558
	TRANSPORTATION & LOGISTICS - 3.3%
4,989	FedEx Corporation	1,930,743

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $58,931,183)	$58,515,356

	TOTAL INVESTMENTS - 99.5% (Cost $58,931,183)	$58,515,356
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	302,546
	NET ASSETS - 100.0%	$58,817,902

PLC	- Public Limited Company

Ltd.	- Limited

See accompanying notes to financial statements.

MONARCH PROCAP INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 49.9%
211,198	State Street Communication Services Select Sector SPDR ETF	$24,931,924
104,928	State Street Consumer Discretionary Select Sector SPDR ETF	12,261,886
142,470	State Street Consumer Staples Select Sector SPDR ETF	12,823,725
231,864	State Street Financial Select Sector SPDR ETF	11,924,765
159,869	State Street Health Care Select Sector SPDR ETF	25,611,013
71,395	State Street Industrial Select Sector SPDR ETF	12,646,910
289,831	State Street Real Estate Select Sector SPDR ETF	12,706,191
87,100	State Street Technology Select Sector SPDR ETF	12,085,996
		124,992,410
	FIXED INCOME - 50.0%
1,236,068	iShares Core U.S. Aggregate Bond ETF	125,337,296

	TOTAL EXCHANGE-TRADED FUNDS (Cost $241,052,355)	250,329,706

	TOTAL INVESTMENTS - 99.9% (Cost $241,052,355)	$250,329,706
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	163,017
	NET ASSETS - 100.0%	$250,492,723

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
101,356	Invesco KBW Property & Casualty ETF	$12,815,412
201,739	Invesco Leisure & Entertainment ETF	12,439,227
278,370	iShares U.S. Healthcare Providers ETF	12,843,992
212,375	iShares U.S. Medical Devices ETF	12,784,975
45,639	SPDR S&P Aerospace & Defense ETF	12,913,099
214,393	SPDR S&P Insurance ETF	12,462,665
215,174	SPDR S&P Pharmaceuticals ETF	12,338,077
78,257	SPDR S&P Software & Services ETF	11,781,591
105,519	State Street Communication Services Select Sector SPDR ETF	12,456,518
34,417	State Street SPDR S&P Semiconductor ETF	12,081,744
	TOTAL EXCHANGE-TRADED FUNDS (Cost $118,873,961)	124,917,300

	TOTAL INVESTMENTS - 99.8% (Cost $118,873,961)	$124,917,300
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	196,613
	NET ASSETS - 100.0%	$125,113,913

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 5.9%
15,664	Ares Management Corporation, Class A	$1,754,525
50,579	Janus Henderson Group PLC	2,635,165
32,990	StepStone Group, Inc., Class A	1,423,189
		5,812,879
	AUTOMOTIVE - 2.3%
28,907	General Motors Company	2,275,270

	BEVERAGES - 5.2%
89,178	Brown-Forman Corporation, Class B	2,573,677
51,791	Molson Coors Beverage Company, Class B	2,537,241
		5,110,918
	BIOTECH & PHARMA - 2.8%
43,953	Bristol-Myers Squibb Company	2,741,349

	CHEMICALS - 2.9%
56,798	DuPont de Nemours, Inc.	2,842,172

	CONSUMER SERVICES - 2.1%
2,018	Graham Holdings Company, Class B	2,125,378

	HOME & OFFICE PRODUCTS - 2.7%
59,216	HNI Corporation	2,662,351

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.7%
22,562	Mueller Industries, Inc.	2,661,414

	INDUSTRIAL SUPPORT SERVICES - 2.9%
40,463	Rush Enterprises, Inc., Class A	2,871,659

	INSURANCE - 14.0%
11,058	Allstate Corporation (The)	2,372,162
14,015	Cincinnati Financial Corporation	2,298,180
12,541	Hanover Insurance Group, Inc. (The)	2,265,281
20,276	Jackson Financial, Inc.	2,219,816

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 14.0% (Continued)
7,470	Travelers Companies, Inc. (The)	$2,305,541
8,244	Willis Towers Watson PLC	2,515,821
		13,976,801
	LEISURE FACILITIES & SERVICES - 2.0%
148,024	Brightstar Lottery PLC	2,007,205

	LEISURE PRODUCTS - 6.7%
37,779	Polaris, Inc.	2,294,696
20,477	Thor Industries, Inc.	1,968,454
60,349	Winnebago Industries, Inc.	2,407,322
		6,670,472
	MACHINERY - 7.8%
23,043	Franklin Electric Company, Inc.	2,295,544
7,336	Snap-on, Inc.	2,825,973
7,850	Watts Water Technologies, Inc., Class A	2,580,609
		7,702,126
	OIL & GAS PRODUCERS - 2.7%
87,798	APA Corporation	2,666,425

	OIL & GAS SERVICES & EQUIPMENT - 2.9%
78,759	Halliburton Company	2,835,324

	RENEWABLE ENERGY - 2.8%
16,970	EnerSys	2,819,566

	RETAIL - DISCRETIONARY - 9.5%
97,820	American Eagle Outfitters, Inc.	2,403,437
40,276	Buckle, Inc. (The)	2,156,780
109,171	Macy’s, Inc.	2,159,402
5,850	Winmark Corporation	2,669,005
		9,388,624
	SEMICONDUCTORS - 4.2%
59,233	Kulicke & Soffa Industries, Inc.	4,129,725

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 3.5%
71,126	Clear Secure, Inc., Class A	$3,459,569

	SPECIALTY FINANCE - 2.5%
46,979	Fidelity National Financial, Inc.	2,484,250

	TECHNOLOGY HARDWARE - 5.3%
18,231	Dell Technologies, Inc., Class C	2,699,646
7,017	InterDigital, Inc.	2,571,941
		5,271,587
	TRANSPORTATION & LOGISTICS - 6.1%
16,595	Expeditors International of Washington, Inc.	2,406,773
47,988	International Seaways, Inc.	3,624,534
		6,031,307

	TOTAL COMMON STOCKS (Cost $93,414,595)	98,546,371

	TOTAL INVESTMENTS - 99.5% (Cost $93,414,595)	$98,546,371
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	533,519
	NET ASSETS - 100.0%	$99,079,890

PLC	- Public Limited Company

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
84,210	American Century US Quality Value ETF	$5,834,069
142,336	Columbia EM Core ex-China ETF	6,486,251
97,927	Fidelity High Dividend ETF	5,779,652
161,195	Fidelity International Value Factor ETF	6,136,694
221,735	First Trust Dorsey Wright International Focus 5 ETF	6,154,410
180,827	FlexShares International Quality Dividend Index Fund	6,129,131
68,667	FlexShares US Quality Large Cap Index Fund	5,641,681
80,096	Franklin U.S. Large Cap Multifactor Index ETF	5,710,044
95,993	Hartford Multifactor US Equity ETF	5,931,407
139,477	iShares Currency Hedged MSCI ACWI ex U.S. ETF	6,061,894
46,017	iShares ESG MSCI USA Leaders ETF	5,553,028
43,923	iShares Global 100 ETF	5,603,696
17,054	iShares Russell 2000 Growth ETF	5,717,354
166,240	John Hancock Multifactor Emerging Markets ETF	6,292,184
69,627	John Hancock Multi-Factor Large Cap ETF	5,735,872
53,674	Proshares S&P 500 EX-Technology ETF	5,791,425
152,987	SPDR MSCI ACWI ex-US ETF	6,091,942
32,047	SPDR MSCI USA StrategicFactors ETF	5,791,242
26,381	Vanguard Extended Market ETF	5,709,376
38,568	Vanguard FTSE All World ex-US Small-Cap ETF	6,172,808
23,369	Vanguard Russell 2000 Growth ETF	5,722,601
18,543	Vanguard Russell 3000 ETF	5,629,655
45,796	Vanguard S&P Mid-Cap 400 Growth ETF	6,064,306
18,184	Vanguard Small-Cap Growth ETF	5,824,153
95,352	Xtrackers Russell US Multifactor ETF	6,031,014
	TOTAL EXCHANGE-TRADED FUNDS (Cost $142,560,554)	147,595,889

	TOTAL INVESTMENTS - 99.7% (Cost $142,560,554)	$147,595,889
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	380,292
	NET ASSETS - 100.0%	$147,976,181

ACWI	- All Country World Index

EM	- Emerging Markets

ESG	- Environmental, Social & Governance

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026

	Monarch Ambassador Income Index ETF	Monarch Blue Chips Core Index ETF	Monarch Dividend Plus Index ETF	Monarch ProCap Index ETF	Monarch Select Subsector Index ETF	Monarch Volume Factor Dividend Tree Index ETF	Monarch Volume Factor Global Unconstrained Index ETF
ASSETS
Investment securities:
Investments, At cost	$165,842,241	$154,557,885	$58,931,183	$241,052,355	$118,873,961	$93,414,595	$142,560,554
Investments, At value	$172,818,900	$152,246,856	$58,515,356	$250,329,706	$124,917,300	$98,546,371	$147,595,889
Cash	479,181	304,488	337,136	375,651	323,015	593,981	511,492
Dividends and interest receivable	—	125,183	52,649	—	—	36,550	—
Receivable for Fund shares sold	620,564	—	—	—	—	617,359	—
Prepaid expenses	1,232	1,034	1,433	1,423	987	805	1,049
TOTAL ASSETS	173,919,877	152,677,561	58,906,574	250,706,780	125,241,302	99,795,066	148,108,430

LIABILITIES
Payable for investments purchased	619,044	—	—	—	—	608,316	—
Investment advisory fees payable	106,802	95,697	37,739	161,647	80,394	62,439	94,492
Payable to related parties	11,810	9,269	9,838	16,998	13,773	8,017	4,257
Accrued expenses and other liabilities	33,719	29,564	41,095	35,412	33,222	36,404	33,500
TOTAL LIABILITIES	771,375	134,530	88,672	214,057	127,389	715,176	132,249
NET ASSETS	$173,148,502	$152,543,031	$58,817,902	$250,492,723	$125,113,913	$99,079,890	$147,976,181

Net Assets Consist Of:
Paid in capital	$172,180,608	$164,447,903	$63,982,131	$250,810,638	$120,673,205	$106,553,024	$149,041,849
Accumulated earnings (deficit)	967,894	(11,904,872)	(5,164,229)	(317,915)	4,440,708	(7,473,134)	(1,065,668)
NET ASSETS	$173,148,502	$152,543,031	$58,817,902	$250,492,723	$125,113,913	$99,079,890	$147,976,181

Net Asset Value Per Share:
Net Assets	$173,148,502	$152,543,031	$58,817,902	$250,492,723	$125,113,913	$99,079,890	$147,976,181
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,975,000	4,125,000	2,180,000	7,650,000	3,880,000	3,210,000	4,290,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$24.82	$36.98	$26.98	$32.74	$32.25	$30.87	$34.49

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2026

	Monarch	Monarch	Monarch	Monarch	Monarch	Monarch Volume	Monarch Volume
	Ambassador	Blue Chips	Dividend	ProCap	Select Subsector	Factor Dividend	Factor Global Unconstrained
	Income Index ETF	Core Index ETF	Plus Index ETF	Index ETF	Index ETF	Tree Index ETF	Index ETF
INVESTMENT INCOME
Dividends	$4,969,929	$1,790,106	$1,370,708	$6,395,629	$1,149,024	$1,935,509	$3,566,603
Dividends from affiliated companies	—	—	—	—	56,925	—	—
Less: Foreign withholding taxes	—	—	(399)	—	—	(1,305)	—
TOTAL INVESTMENT INCOME	4,969,929	1,790,106	1,370,309	6,395,629	1,205,949	1,934,204	3,566,603

EXPENSES
Investment advisory fees	1,176,779	1,121,163	473,707	1,899,326	892,900	647,675	939,734
Administrative services	79,796	68,998	46,471	118,438	68,047	53,516	68,821
Professional fees	19,889	19,916	14,892	26,890	19,752	14,892	14,892
Audit fees	17,474	17,474	17,474	17,474	17,474	17,474	17,474
Legal fees	17,002	20,002	15,029	20,002	15,029	14,029	14,029
Accounting services fees	16,276	16,276	16,276	16,276	16,276	16,276	16,276
Trustees fees and expenses	14,974	14,974	14,974	15,002	14,974	14,974	14,974
Custodian fees	14,343	9,061	26,477	17,179	19,233	23,359	19,013
Transfer agent fees	13,960	13,488	12,005	13,960	12,005	11,033	11,033
Printing and postage expenses	11,028	15,028	8,987	14,528	10,987	4,987	4,987
Insurance expense	2,596	2,791	2,110	3,209	2,405	2,209	2,305
Custody overdraft Expense	—	—	—	—	19,895	—	—
Other Expenses	14,501	15,501	15,501	15,501	23,502	18,501	18,501
TOTAL EXPENSES	1,398,618	1,334,672	663,903	2,177,785	1,132,479	838,925	1,142,039

NET INVESTMENT INCOME	3,571,311	455,434	706,406	4,217,844	73,470	1,095,279	2,424,564

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions, unaffiliated companies	8,351,758	28,420,604	4,901,438	22,346,280	7,089,514	19,500,760	29,854,258
In-kind redemptions, affiliated companies	—	—	—	—	406,858	—	—
Investments, unaffiliated companies	(491,253)	(5,583,488)	(3,616,729)	218,229	(1,109,739)	(9,574,266)	(4,197,169)
Investments, affiliated companies	—	—	—	—	(50,574)	—	—
Distributions of realized gains from underlying investment companies	—	—	—	—	—	—	24,109
	7,860,505	22,837,116	1,284,709	22,564,509	6,336,059	9,926,494	25,681,198
Net change in unrealized appreciation (depreciation):
Investments, unaffiliated companies	4,228,314	(17,442,662)	697,009	5,900,513	5,111,783	2,265,269	6,223,977
Investments, affiliated companies	—	—	—	—	272,194	—	—
	4,228,314	(17,442,662)	697,009	5,900,513	5,383,977	2,265,269	6,223,977

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,088,819	5,394,454	1,981,718	28,465,022	11,720,036	12,191,763	31,905,175

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,660,130	$5,849,888	$2,688,124	$32,682,866	$11,793,506	$13,287,042	$34,329,739

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2026	February 28, 2025
FROM OPERATIONS
Net investment income	$3,571,311	$2,068,800
Net realized gain on investments	7,860,505	2,222,826
Net change in unrealized appreciation on investments	4,228,314	1,250,257
Net increase in net assets resulting from operations	15,660,130	5,541,883

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(3,502,700)	(1,934,185)
Decrease in net assets resulting from distributions to shareholders	(3,502,700)	(1,934,185)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	87,784,392	64,954,742
Cost of shares redeemed	(50,814,731)	(12,469,260)
Net increase in net assets resulting from shares of beneficial interest	36,969,661	52,485,482

TOTAL INCREASE IN NET ASSETS	49,127,091	56,093,180

NET ASSETS
Beginning of Year	124,021,411	67,928,231
End of Year	$173,148,502	$124,021,411

SHARE ACTIVITY
Shares Sold	3,675,000	2,875,000
Shares Redeemed	(2,125,000)	(550,000)
Net increase in shares of beneficial interest outstanding	1,550,000	2,325,000

See accompanying notes to financial statements.

Monarch Blue Chips Core Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2026	February 28, 2025
FROM OPERATIONS
Net investment income (loss)	$455,434	$(120,778)
Net realized gain on investments	22,837,116	12,071,505
Net change in unrealized appreciation (depreciation) on investments	(17,442,662)	1,125,973
Net increase in net assets resulting from operations	5,849,888	13,076,700

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(341,210)	(2,500)
Net decrease in net assets resulting from distributions to shareholders	(341,210)	(2,500)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	254,574,757	93,753,190
Cost of shares redeemed	(236,052,846)	(55,082,823)
Net increase in net assets resulting from shares of beneficial interest	18,521,911	38,670,367

TOTAL INCREASE IN NET ASSETS	24,030,589	51,744,567

NET ASSETS
Beginning of Year	128,512,442	76,767,875
End of Year	$152,543,031	$128,512,442

SHARE ACTIVITY
Shares Sold	7,275,000	2,775,000
Shares Redeemed	(6,725,000)	(1,600,000)
Net increase in shares of beneficial interest outstanding	550,000	1,175,000

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$706,406	$545,721
Net realized gain on investments	1,284,709	1,308,661
Net change in unrealized appreciation (depreciation) on investments	697,009	(1,112,836)
Net increase in net assets resulting from operations	2,688,124	741,546

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(797,065)	(397,575)
Net decrease in net assets resulting from distributions to shareholders	(797,065)	(397,575)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,039,691	87,227,597
Cost of shares redeemed	(22,307,760)	(31,376,656)
Net increase in net assets resulting from shares of beneficial interest	731,931	55,850,941

TOTAL INCREASE IN NET ASSETS	2,622,990	56,194,912

NET ASSETS
Beginning of Year/Period	56,194,912	—
End of Year/Period	$58,817,902	$56,194,912

SHARE ACTIVITY
Shares Sold	860,000	3,360,000
Shares Redeemed	(830,000)	(1,210,000)
Net increase in shares of beneficial interest outstanding	30,000	2,150,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch ProCap Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2026	February 28, 2025
FROM OPERATIONS
Net investment income	$4,217,844	$2,356,569
Net realized gain on investments	22,564,509	14,721,369
Net change in unrealized appreciation (depreciation) on investments	5,900,513	(4,532,576)
Net increase in net assets resulting from operations	32,682,866	12,545,362

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(4,251,130)	(2,427,370)
Decrease in net assets resulting from distributions to shareholders	(4,251,130)	(2,427,370)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	267,125,464	208,294,588
Cost of shares redeemed	(227,629,621)	(151,999,724)
Net increase in net assets resulting from shares of beneficial interest	39,495,843	56,294,864

TOTAL INCREASE IN NET ASSETS	67,927,579	66,412,856

NET ASSETS
Beginning of Year	182,565,144	116,152,288
End of Year	$250,492,723	$182,565,144

SHARE ACTIVITY
Shares Sold	8,775,000	7,250,000
Shares Redeemed	(7,300,000)	(5,325,000)
Net increase in shares of beneficial interest outstanding	1,475,000	1,925,000

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (a)
FROM OPERATIONS
Net investment income (loss)	$73,470	$(56,395)
Net realized gain on investments	6,336,059	5,126,206
Net change in unrealized appreciation on investments	5,383,977	659,362
Net increase in net assets resulting from operations	11,793,506	5,729,173

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(229,424)	(378,275)
Net decrease in net assets resulting from distributions to shareholders	(229,424)	(378,275)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	116,023,671	169,111,880
Cost of shares redeemed	(109,995,251)	(66,941,367)
Net increase in net assets resulting from shares of beneficial interest	6,028,420	102,170,513

TOTAL INCREASE IN NET ASSETS	17,592,502	107,521,411

NET ASSETS
Beginning of Year/Period	107,521,411	—
End of Year/Period	$125,113,913	$107,521,411

SHARE ACTIVITY
Shares Sold	3,790,000	6,280,000
Shares Redeemed	(3,730,000)	(2,460,000)
Net increase in shares of beneficial interest outstanding	60,000	3,820,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$1,095,279	$707,085
Net realized gain on investments	9,926,494	740,519
Net change in unrealized appreciation on investments	2,265,269	2,866,507
Net increase in net assets resulting from operations	13,287,042	4,314,111

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,049,756)	(643,617)
Net decrease in net assets resulting from distributions to shareholders	(1,049,756)	(643,617)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	123,467,867	95,500,216
Cost of shares redeemed	(106,033,835)	(29,762,138)
Net increase in net assets resulting from shares of beneficial interest	17,434,032	65,738,078

TOTAL INCREASE IN NET ASSETS	29,671,318	69,408,572

NET ASSETS
Beginning of Year/Period	69,408,572	—
End of Year/Period	$99,079,890	$69,408,572

SHARE ACTIVITY
Shares Sold	4,490,000	3,710,000
Shares Redeemed	(3,850,000)	(1,140,000)
Net increase in shares of beneficial interest outstanding	640,000	2,570,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$2,424,564	$514,216
Net realized gain on investments	25,657,089	1,688,390
Distributions of realized gains from underlying investment companies	24,109	—
Net change in unrealized appreciation (depreciation) on investments	6,223,977	(1,188,642)
Net increase in net assets resulting from operations	34,329,739	1,013,964

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(2,172,972)	(913,700)
Net decrease in net assets resulting from distributions to shareholders	(2,172,972)	(913,700)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	229,869,500	165,085,425
Cost of shares redeemed	(197,832,139)	(81,403,636)
Net increase in net assets resulting from shares of beneficial interest	32,037,361	83,681,789

TOTAL INCREASE IN NET ASSETS	64,194,128	83,782,053

NET ASSETS
Beginning of Year/Period	83,782,053	—
End of Year/Period	$147,976,181	$83,782,053

SHARE ACTIVITY
Shares Sold	7,480,000	6,260,000
Shares Redeemed	(6,410,000)	(3,040,000)
Net increase in shares of beneficial interest outstanding	1,070,000	3,220,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2026	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$22.86	$21.91		$21.80	$24.48	$25.00
Activity from investment operations:
Net investment income (2)	0.61	0.52		0.41	0.26	0.12
Net realized and unrealized gain (loss) on investments	1.94	0.90		0.09	(2.74)	(0.50)
Total from investment operations	2.55	1.42		0.50	(2.48)	(0.38)
Less distributions from:
Net investment income	(0.59)	(0.47)		(0.39)	(0.20)	(0.14)
Total distributions	(0.59)	(0.47)		(0.39)	(0.20)	(0.14)
Net asset value, end of year/period	$24.82	$22.86		$21.91	$21.80	$24.48
Total return (3)	11.34%	6.53%		2.28%	(10.14)%	(1.53	)% (4)
Net assets, at end of year/period (000s)	$173,149	$124,021		$67,928	$42,508	$31,213
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.01%	1.07	% (9)	1.19%	1.32%	1.44	% (5)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.01%	1.12	% (9)	1.25%	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (6,7)	2.58%	2.32%		1.86%	1.18%	0.51	% (5)
Portfolio Turnover Rate (8)	46%	86%		133%	228%	123	% (4)

(1)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Blue Chips Core Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2026	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$35.95	$31.99		$23.88	$25.74	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.12	(0.04)		0.01	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	1.01	4.00		8.13	(1.87)	0.83	(8)
Total from investment operations	1.13	3.96		8.14	(1.86)	0.74
Less distributions from:
Net investment income	(0.10)	(0.00	) (3)	(0.03)	—	—
Total distributions	(0.10)	(0.00)		(0.03)	—	—
Net asset value, end of year/period	$36.98	$35.95		$31.99	$23.88	$25.74
Total return (4)	3.14%	12.38%		34.13%	(7.23)%	2.96	% (5)
Net assets, at end of year/period (000s)	$152,543	$128,512		$76,768	$34,619	$29,599
Ratio of gross expenses to average net assets before waiver/recapture	1.01%	1.06	% (9)	1.21%	1.41%	1.46	% (6)
Ratio of net expenses to average net assets after waiver/recapture	1.01%	1.14	% (9)	1.25%	1.25%	1.25	% (6)
Ratio of net investment income (loss) to average net assets	0.35%	(0.12)%		0.04%	0.05%	(0.33	)% (6)
Portfolio Turnover Rate (7)	73%	75%		86%	126%	39	% (5)

(1)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.01 per share.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (1)
Net asset value, beginning of year/period	$26.14	$25.17
Activity from investment operations:
Net investment income (2)	0.33	0.37
Net realized and unrealized gain on investments	0.89	0.86
Total from investment operations	1.22	1.23
Less distributions from:
Net investment income	(0.38)	(0.26)
Total distributions	(0.38)	(0.26)
Net asset value, end of year/period	$26.98	$26.14
Total return (3)	4.69%	4.91	% (4)
Net assets, at end of year/period (000s)	$58,818	$56,195
Ratio of expenses to average net assets	1.19%	1.24	% (5,7)
Ratio of net investment income to average net assets	1.27%	1.43	% (5,7)
Portfolio Turnover Rate (6)	89%	77	% (4)

(1)	The Monarch Dividend Plus ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch ProCap Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2026	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$29.57	$27.33		$25.21	$26.80	$25.00
Activity from investment operations:
Net investment income (2)	0.57	0.47		0.39	0.32	0.17
Net realized and unrealized gain (loss) on investments	3.19	2.24		2.11	(1.64)	1.89
Total from investment operations	3.76	2.71		2.50	(1.32)	2.06
Less distributions from:
Net investment income	(0.59)	(0.47)		(0.38)	(0.27)	(0.22)
Net realized gains	—	—		—	—	(0.04)
Total distributions	(0.59)	(0.47)		(0.38)	(0.27)	(0.26)
Net asset value, end of year/period	$32.74	$29.57		$27.33	$25.21	$26.80
Total return (3)	12.91%	9.97%		10.01%	(4.93)%	8.26	% (4)
Net assets, at end of year/period (000s)	$250,493	$182,565		$116,152	$99,573	$66,335
Ratio of expenses to average net assets (6)	0.97%	1.01	% (9)	1.08%	1.06%	1.17	% (5)
Ratio of net investment income to average net assets (6,7)	1.89%	1.61	% (9)	1.51%	1.26%	0.67	% (5)
Portfolio Turnover Rate (8)	75%	118%		215%	396%	291	% (4)

(1)	The Monarch ProCap ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended		Period Ended
	February 28, 2026		February 28, 2025 (1)
Net asset value, beginning of year/period	$28.15		$25.01
Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.02)
Net realized and unrealized gain on investments	4.14		3.27
Total from investment operations	4.16		3.25
Less distributions from:
Net investment income	(0.06)		(0.08)
Net realized gains	—		(0.03)
Total distributions	(0.06)		(0.11)
Net asset value, end of year/period	$32.25		$28.15
Total return (3)	14.80%		13.05	% (4)
Net assets, at end of year/period (000s)	$125,114		$107,521
Ratio of expenses to average net assets (6)	1.08	% (10)	1.08	% (5,9)
Ratio of net investment income (loss)to average net assets (6,7)	0.07	% (10)	(0.08	)% (5,9)
Portfolio Turnover Rate (8)	127%		172	% (4)

(1)	The Monarch Select Subsector ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

(10)	Includes custody overdraft expense. Excluding custody overdraft expense, the ratios would have been as follows:

Ratio of expenses to average net assets (6)	1.06%	N/A
Ratio of net investment income (loss) to average net assets (6,7)	0.09%	N/A

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (1)
Net asset value, beginning of year/period	$27.01	$25.03
Activity from investment operations:
Net investment income (2)	0.39	0.39
Net realized and unrealized gain on investments	3.85	1.95
Total from investment operations	4.24	2.34
Less distributions from:
Net investment income	(0.38)	(0.36)
Total distributions	(0.38)	(0.36)
Net asset value, end of year/period	$30.87	$27.01
Total return (3)	15.90%	9.43	% (4)
Net assets, at end of year/period (000s)	$99,080	$69,409
Ratio of expenses to average net assets (6)	1.10%	1.19	% (5,9)
Ratio of net investment income to average net assets (6,7)	1.44%	1.52	% (5,9)
Portfolio Turnover Rate (8)	321%	264	% (4)

(1)	The Monarch Volume Factor Dividend Tree ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended	Period Ended
	February 28, 2026	February 28, 2025 (1)
Net asset value, beginning of year/period	$26.02	$25.03
Activity from investment operations:
Net investment income (2)	0.65	0.25
Net realized and unrealized gain on investments	8.41	1.17
Total from investment operations	9.06	1.42
Less distributions from:
Net investment income	(0.59)	(0.33)
Net realized gains	—	(0.10)
Total distributions	(0.59)	(0.43)
Net asset value, end of year/period	$34.49	$26.02
Total return (3)	35.26%	5.70	% (4)
Net assets, at end of year/period (000s)	$147,976	$83,782
Ratio of expenses to average net assets (6)	1.03%	1.14	% (5,9)
Ratio of net investment income to average net assets (6,7)	2.19%	0.95	% (5,9)
Portfolio Turnover Rate (8)	419%	367	% (4)

(1)	The Monarch Volume Factor Global Unconstrained ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS

February 28, 2026

1.	ORGANIZATION

The Monarch Ambassador Income Index ETF (“MAMB”), Monarch Blue Chips Core Index ETF (“MBCC”), Monarch Dividend Plus Index ETF (“MDPL”), Monarch ProCap Index ETF (“MPRO”), Monarch Select Subsector Index ETF (“MSSS”), Monarch Volume Factor Dividend Tree Index ETF (“MVFD”), and the Monarch Volume Factor Global Unconstrained Index ETF (“MVFG”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Funds are as follows:

MAMB - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Ambassador Income Index.

MBCC - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Core Index.

MDPL - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Dividend Plus Index.

MPRO - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch ProCap Index.

MSSS - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Select Subsector Index.

MVFD - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Dividend Tree Index.

MVFG - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Global Unconstrained Index.

The investment objectives are non-fundamental. MAMB, MPRO, MSSS, and MVFG are “fund of funds”, in that they will generally invest in other investment companies. MAMB, MBCC and MPRO commenced operations on March 23, 2021. MDPL, MSSS, MVFD and MVFG commenced operations on March 6, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange, including exchange-traded funds, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and the chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1– Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026 for the Funds’ assets measured at value:

MAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$172,818,900	$—	$—	$172,818,900
Total	$172,818,900	$—	$—	$172,818,900

MBCC
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$152,246,856	$—	$—	$152,246,856
Total	$152,246,856	$—	$—	$152,246,856

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

MDPL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$58,515,356	$—	$—	$58,515,356
Total	$58,515,356	$—	$—	$58,515,356

MPRO
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$250,329,706	$—	$—	$250,329,706
Total	$250,329,706	$—	$—	$250,329,706

MSSS
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$124,917,300	$—	$—	$124,917,300
Total	$124,917,300	$—	$—	$124,917,300

MVFD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$98,546,371	$—	$—	$98,546,371
Total	$98,546,371	$—	$—	$98,546,371

MVFG
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$147,595,889	$—	$—	$147,595,889
Total	$147,595,889	$—	$—	$147,595,889

The Funds did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – A Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2023 to February 28, 2025, or expected to be taken in the Funds’ February 28, 2026 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing inter connectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
MAMB	$68,722,226	$63,868,460
MBCC	$106,020,955	$96,636,677
MDPL	$55,391,890	$49,243,395
MPRO	$167,449,799	$166,437,305
MSSS	$139,543,403	$133,981,425
MVFD	$248,931,184	$245,330,842
MVFG	$464,334,103	$463,763,644

For the year ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
MAMB	$81,982,622	$49,618,949
MBCC	$243,354,533	$233,683,543
MDPL	$16,682,934	$22,267,054
MPRO	$265,853,798	$227,133,963
MSSS	$110,322,662	$109,995,759
MVFD	$118,749,996	$105,082,636
MVFG	$228,580,441	$196,800,576

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Kingsview Wealth Management LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds. The Sub-Adviser is paid by the Adviser, not the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of its average daily net assets. For the year ended February 28, 2026, the Adviser earned investment advisory fees as follows:

Investment Advisory Fee
MAMB	$1,176,779
MBCC	$1,121,163
MDPL	$473,707
MPRO	$1,899,326
MSSS	$892,900
MVFD	$647,675
MVFG	$939,734

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of average daily net assets for each Fund (the “Expense Limitation.”)

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the Expense Limitation in place at the time of waiver and at the time of reimbursement. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended February 28, 2026, the Adviser did not waive any advisory fees. As of February 28, 2026, there are no advisory fees waived available for recapture.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC, (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”)–UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”)–Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Fund	Purchases	Charge for Cash Purchases*
MAMB	$225	2.00%
MBCC	$225	2.00%
MDPL	$225	2.00%
MPRO	$225	2.00%
MSSS	$225	2.00%
MVFD	$225	2.00%
MVFG	$225	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

For the year ended February 28, 2026, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
MAMB	$12,375	$—
MBCC	$21,600	$—
MDPL	$9,450	$—
MPRO	$17,775	$—
MSSS	$13,050	$—
MVFD	$16,200	$—
MVFG	$13,725	$—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation (Depreciation)
MAMB	$166,888,115	$6,981,398	$(1,050,613)	$5,930,785
MBCC	154,586,266	8,826,375	(11,165,785)	(2,339,410)
MDPL	60,121,881	4,123,705	(5,730,230)	(1,606,525)
MPRO	241,126,711	9,381,635	(178,640)	9,202,995
MSSS	118,972,945	6,513,674	(569,319)	5,944,355
MVFD	93,426,759	8,787,593	(3,667,981)	5,119,612
MVFG	142,560,554	5,364,314	(328,979)	5,035,335

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the periods ended February 28, 2026 and February 28, 2025 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2026	Income	Capital Gains	Capital	Total
MAMB	$3,502,700	$—	$—	$3,502,700
MBCC	341,210	—	—	341,210
MDPL	797,065	—	—	797,065
MPRO	4,251,130	—	—	4,251,130
MSSS	229,424	—	—	229,424
MVFD	1,049,756	—	—	1,049,756
MVFG	2,172,972	—	—	2,172,972

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2025	Income	Capital Gains	Capital	Total
MAMB	$1,934,185	$—	$—	$1,934,185
MBCC	2,500	—	—	2,500
MDPL	397,575	—	—	397,575
MPRO	2,427,370	—	—	2,427,370
MSSS	378,275	—	—	378,275
MVFD	643,617	—	—	643,617
MVFG	913,700	—	—	913,700

As of February 28, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
MAMB	$256,224	$—	$(180,753)	$(5,038,362)	$—	$5,930,785	$967,894
MBCC	95,043	—	(2,638,968)	(7,021,537)	—	(2,339,410)	(11,904,872)
MDPL	62,308	—	(788,022)	(2,831,990)	—	(1,606,525)	(5,164,229)
MPRO	43,432	—	—	(9,564,342)	—	9,202,995	(317,915)
MSSS	—	—	(271,253)	(1,232,394)	—	5,944,355	4,440,708
MVFD	54,982	—	—	(12,647,728)	—	5,119,612	(7,473,134)
MVFG	444,509	—	(219,036)	(6,326,476)	—	5,035,335	(1,065,668)

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized losses and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
MAMB	$—
MBCC	—
MDPL	—
MPRO	—
MSSS	217,899
MVFD	—
MVFG	219,036

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
MAMB	$180,753
MBCC	2,638,968
MDPL	788,022
MPRO	—
MSSS	53,354
MVFD	—
MVFG	—

At February 28, 2026, the Funds had non-expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-			Capital Loss Carry
	Term	Long-Term	Total	Forwards Utilized
MAMB	$2,894,039	$2,144,323	$5,038,362	$—
MBCC	4,527,183	2,494,354	7,021,537	—
MDPL	2,280,980	551,010	2,831,990	—
MPRO	9,190,877	373,465	9,564,342	—
MSSS	728,846	503,548	1,232,394	—
MVFD	12,647,728	—	12,647,728	—
MVFG	6,326,476	—	6,326,476	—

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of non-deductible expenses, and distributions in excess resulted in reclassifications for the Funds for the year ended February 28, 2026 as follows:

	Paid	Accumulated
	In	Earnings
	Capital	(Deficit)
MAMB	$7,919,858	$(7,919,858)
MBCC	$28,419,457	$(28,419,457)
MDPL	$4,823,986	$(4,823,986)
MPRO	$22,049,672	$(22,049,672)
MSSS	$7,256,343	$(7,256,343)
MVFD	$19,464,209	$(19,464,209)
MVFG	$29,689,183	$(29,689,183)

8.	FOREIGN TAX CREDIT (UNAUDITED)

The below Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended February 28, 2026 and February 28, 2025, were as follows:

For fiscal year ended
2/28/2026	Foreign Taxes Paid	Foreign Source Income
MVFG	$0.0299	$0.5052

For fiscal year ended
2/28/2025	Foreign Taxes Paid	Foreign Source Income
MVFG	$0.0114	$0.1080

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

MPRO currently invests a significant portion of its assets in the iShares Core U.S. Aggregate Bond ETF (“iShares ETF”). MPRO may redeem its investment in the iShares ETF at any time if the Adviser determines that it is in the best interest of MPRO and its shareholders to do so. MPRO’s performance will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website at www.sec.gov and should be read in conjunction with MPRO’s financial statements. As of February 28, 2026, MPRO’s investment in iShares represented 50.0% of MPRO’s net assets.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

10.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates, if any, at February 28, 2026 are noted in the Funds’ Schedules of Investments. Transactions during the year with the companies that are affiliated or were affiliates at the beginning of the year are as follows:

MSSS
	Value -				Net Change in		Dividends	Shares -
	Beginning of		Sales	Realized	Unrealized Appreciation/	Value - End	Credited	End of
Description	Year	Purchases	Proceeds	Loss	(Depreciation)	of Year	to Income	Year
SPDR S&P Pharmaceuticals ETF	$10,827,946	$21,571,845	$(20,690,192)	$356,284	$272,194	$12,338,077	$56,925	215,174

As of February 28, 2026, the Fund no longer holds more than 5% of the outstanding shares of the security in the table above.

11.	ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on any Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Monarch ETFs and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”) as of February 28, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statement of	Changes in Net
Fund Name	Operations	Assets	Financial Highlights
Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF and Monarch ProCap Index ETF	For the year ended February 28, 2026	For the years ended February 28, 2026 and 2025	For the years ended February 28, 2026, 2025, February 29, 2024, February 28, 2023, and for the period from March 23, 2021 (commencement of operations) through February 28, 2022
Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF	For the year ended February 28, 2026	For the year ended February 28, 2026 and the period from March 6, 2024 (commencement of operations) through February 28, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.

Registered with the Public Company Accounting Oversight Board

800.229.1099 | 866.818.4538 fax | cohenco.com

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 29, 2026

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited)

February 28, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Kingsview Wealth Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 23-24, 2025 (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “Kingsview Advisory Agreement”) between Kingsview Wealth Management, LLC (“Kingsview”) and the Trust, with respect to Monarch Ambassador Income Index ETF (“Monarch AI”), Monarch Blue Chips Core Index ETF (“Monarch BCC”), Monarch Dividend Plus Index ETF (“Monarch DP”), Monarch ProCap Index ETF (“Monarch PC”), Monarch Select Subsector Index ETF (“Monarch SSE”), Monarch Volume Factor Dividend Tree Index ETF (“Monarch FDT”), Monarch Volume Factor Global Unconstrained Index ETF (“Monarch FGU”) (collectively, the “Monarch ETFs”). In considering the renewal of the Kingsview Advisory Agreement, the Board received materials specifically relating to the Kingsview Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Kingsview Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Kingsview Advisory Agreement, on behalf of Monarch ETFs, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Kingsview Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Monarch ETFs, noting the experience of each. The Board reviewed the investment advisory services provided by Kingsview to the Monarch ETFs, which included, among other things, portfolio management oversight, risk management and compliance, recognizing that certain portfolio management and trading services for the Monarch ETFs were provided by a sub-adviser. The Board reviewed Kingsview’s oversight responsibilities of the sub-adviser. The Board noted that Kingsview delegated the selection of broker-dealers to the sub-adviser and reviewed the factors the sub-adviser considered in its selection, including the broker-dealer’s ability to achieve best execution. The Board further noted that Kingsview used internal tools to monitor bid/ask spreads for the Monarch ETFs. The Board concluded it could expect Kingsview to continue to provide satisfactory services to the Monarch ETFs and their shareholders.

Performance.

Monarch AI — The Board noted that Monarch AI maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch AI outperformed its Morningstar category and peer group medians, ranking in the first quartile of both in terms of its net returns, for the 1-year period ended April 30, 2025. The Board noted that Monarch AI underperformed its Morningstar category median, peer group

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2026

median and index for the 3-year and since inception periods ended April 30, 2025. The Board concluded that Monarch AI’s tracking error was acceptable.

Monarch BCC — The Board noted that Monarch BCC maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch BCC underperformed its Morningstar category and the Monarch Blue Chips Core Index, the index it seeks to track, across all periods, noting that Monarch BCC’s net returns ranked 14 out of 15 peers for the 1-year period ended April 30, 2025. The Board further observed that Monarch BCC outperformed its peer group median for the since inception period ended April 30, 2025. The Board noted that Monarch BCC ranked in the first quartile of its peer group and Morningstar category with respect to its standard deviation across all periods. The Board concluded that Monarch BCC’s tracking error was acceptable.

Monarch PC — The Board noted that Monarch PC maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch PC outperformed its Morningstar category median across all periods and peer group median across all periods except for the 3-year period ended April 30, 2025. The Board noted that Monarch PC trailed the index it seeks to track, the Monarch ProCap Index, across all periods. The Board observed that Monarch PC’s net returns ranked 5 out of 13 peers for the 1-year period ended April 30, 2025. The Board concluded that Monarch PC’s tracking error was acceptable.

Monarch FGU — The Board observed that Monarch FGU maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board further observed that Monarch FGU underperformed its peer group median for the 1-year and since inception periods ended April 30, 2025, but outperformed its Morningstar category median for the same periods. The Board further noted that Monarch FGU’s net returns ranked 10 out of 16 peers for the 1-year period ended April 30, 2025. The Board concluded that Monarch FGU’s tracking error was acceptable.

Monarch SSE — The Board noted that Monarch SSE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch SSE outperformed its Morningstar category median for the 1-year and since inception periods ended April 30, 2025 and the Monarch Select Subsector Index, the index it seeks to track, for the 1-year period ended April 30, 2025. The Board further observed that Monarch SSE underperformed its peer group median across all periods. The Board observed that Monarch SSE’s net returns ranked 6 out of 10 peers for the 1-year period ended April 30, 2025. The Board concluded that Monarch SEE’s tracking error was acceptable.

Monarch DP — The Board noted that Monarch DP maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch DP outperformed its Morningstar category and peer group medians across for the 1-year and since inception periods ended April 30, 2025. The Board observed that Monarch DP’s net returns ranked 6 out of 11 peers for the 1-year period ended April 30, 2025. The Board concluded that Monarch DP’s tracking error was acceptable.

Monarch FDT — The Board noted that Monarch FDT maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FDT underperformed its peer group and Morningstar category medians across the 1-year and since inception periods ended April 30, 2025. The Board noted that Monarch FDT’s net returns ranked 12 out of 15 peers for the 1-year period ended April 30, 2025. The Board concluded that Monarch FDT’s tracking error was acceptable.

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2026

Fees and Expenses.

Monarch AI — The Board observed that Kingsview’s advisory fee for Monarch AI of 0.85% and net expense ratio of 1.12% were higher than its peer group and Morningstar category medians and averages, but below the highs of each, which were 1.00% and 1.76%, respectively, for the peer group and 1.50% and 1.97%, respectively for the Morningstar category. The Board noted that the advisory fee for Monarch AI ranked 10 out of 16 peers. The Board acknowledged Kingsview explanation that the advisory fee was reasonable given the unique approach to investing. The Board noted that Kingsview would have an expense limitation agreement in place with respect to Monarch AI. The Board concluded that the fee for Monarch AI was not unreasonable.

Monarch BCC — The Board noted that Monarch BCC’s advisory fee of 0.85% and net expense ratio of 1.14% were higher than its peer group and Morningstar category averages and medians, but lower than its Morningstar category high of 1.25%. The Board noted that the advisory fee for Monarch BCC ranked 15 out of 15 peers. The Board acknowledged Kingsview explanation that the advisory fee was reasonable. The Board noted that Kingsview would have an expense limitation agreement in place with respect to Monarch BCC. The Board concluded that the fee for Monarch BCC was not unreasonable.

Monarch PC — The Board noted that Monarch PC’s advisory fee of 0.85% and net expense ratio of 1.01% were higher than its peer group and Morningstar category averages and medians, but lower than or equal to the highs of each, which were 0.85% and 1.20%, respectively, for its peer group and 1.25% and 1.53%, respectively, for its Morningstar category. The Board observed that the advisory fee for Monarch PC ranked 9 out of 13 peers. The Board acknowledged Kingsview explanation that the advisory fee was reasonable. The Board noted that Kingsview would have an expense limitation agreement in place with respect to Monarch PC. The Board concluded that the fee for Monarch PC was not unreasonable.

Monarch FGU — The Board observed that Monarch FGU’s advisory fee of 0.85% and net expense ratio of 1.14% were higher than its peer group and Morningstar category averages and medians but lower than the highs of each, which were 0.90% and 1.53%, respectively, for its peer group, and 1.25% and 1.53%, respectively, for its Morningstar category. The Board noted that the advisory fee for Monarch FGU ranked 10 out of 16 peers. The Board acknowledged Kingsview explanation that the advisory fee was reasonable. The Board noted that Kingsview would have an expense limitation agreement in place with respect to Monarch FGU. The Board concluded that the fee for Monarch FGU was not unreasonable.

Monarch SSE — The Board noted that Monarch SSE’s advisory fee of 0.85% and net expense ratio of 1.08% were higher than its peer group and Morningstar category averages and medians, but lower than the Morningstar category highs of 1.20% and 1.40%, respectively. The Board observed that the advisory fee for Monarch SSE ranked 10 out of 10 peers. The Board acknowledged Kingsview explanation that the advisory fee was reasonable. The Board noted that Kingsview would have an expense limitation agreement in place with respect to Monarch SSE. The Board concluded that the fee for Monarch SSE was not unreasonable.

Monarch DP — The Board noted that Monarch DP’s advisory fee of 0.85% and net expense ratio of 1.24% were higher than its peer group and Morningstar category averages and medians, but lower than or equal to the Morningstar category highs of 0.99% and 1.24%, respectively. The Board observed that the advisory fee for Monarch DP ranked 10 out of 11 peers. The Board acknowledged Kingsview’s explanation that the advisory fee was reasonable. The Board noted that Kingsview would have an expense limitation agreement in place with respect to Monarch DP. The Board concluded that the fee for Monarch DP was not unreasonable.

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2026

Monarch FDT — The Board noted that Monarch FDT’s advisory fee of 0.85% was equal to its peer group median and Morningstar category average but lower than its peer group average. The Board further noted that Monarch FDT’s net expense ratio of 1.19% was slightly above its peer group average of 1.17% but lower than the Morningstar category average of 1.24%. The Board noted that Kingsview would have an expense limitation agreement in place with respect to Monarch FDT. The Board concluded that the fee for Monarch FDT was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Kingsview of each of the Monarch ETFs. The Board noted that Kingsview was earning a modest profit for each of the Monarch ETFs. The Board determined that excessive profitability was not an issue for Kingsview with respect to the Monarch ETFs at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Monarch ETFs. The Board noted that there were no perceived economies of scale at this time, but Kingsview indicated a willingness to revisit the topic at the appropriate time.

Conclusion. Having requested such information from Kingsview as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with each of the Monarch ETFs was in the best interests of the Monarch ETFs and their shareholders.

Renewal of Investment Sub-Advisory Agreement between Kingsview Wealth Management, LLC and Penserra Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 23-24, 2025 (the “Meeting”), the Board discussed the renewal of an investment sub-advisory agreement (“Penserra Sub-Advisory Agreement”) between Kingsview Wealth Management, LLC (“Kingsview”) and Penserra Capital Management, LLC (“Penserra”) with respect to Monarch Ambassador Income Index ETF (“Monarch AI”), Monarch Blue Chips Core Index ETF (“Monarch BCC”), Monarch Dividend Plus Index ETF (“Monarch DP”), Monarch ProCap Index ETF (“Monarch PC”), Monarch Select Subsector Index ETF (“Monarch SSE”), Monarch Volume Factor Dividend Tree Index ETF (“Monarch FDT”), Monarch Volume Factor Global Unconstrained Index ETF (“Monarch FGU”) (collectively, the “Monarch ETFs”). In considering the renewal of the Penserra Sub-Advisory Agreement, the Board received materials specifically relating to the Penserra Sub- Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Penserra Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Penserra Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Penserra Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key professionals servicing the Monarch ETFs, noting no material changes. The Board noted that Penserra had a succession plan in place. The Board reviewed the sub-advisory services Penserra provided to the Monarch ETFs, which included portfolio management, compliance and trading. The Board further reviewed Penserra’s policies with respect to the selection of broker- dealers for portfolio transactions, which included best-execution selection, as well as Penserra’s practices for

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2026

monitoring compliance. The Board concluded that it could expect Penserra to continue providing high quality services to each of the Monarch ETFs and their shareholders.

Performance.

Monarch AI — The Board noted that Monarch AI maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board acknowledged that the performance difference between Monarch AI and the index it seeks to track, Monarch Ambassador Income Index, was largely attributable to the fees accrued in Monarch AI, noting that an index does not reflect fees. The Board concluded that Monarch AI’s tracking error was acceptable.

Monarch BCC — The Board noted that Monarch BCC maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board acknowledged that the performance difference between Monarch BCC and the index it seeks to track, the Monarch Blue Chips Core Index, was largely attributable to the fees accrued in Monarch BCC, noting that an index does not reflect fees. The Board concluded that Monarch BCC’s tracking error was acceptable.

Monarch PC — The Board noted that Monarch PC maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board acknowledged that the performance difference between Monarch PC and the Monarch ProCap Index, the index the Fund seeks to track, was largely attributable to the fees accrued in Monarch PC, noting that an index does not reflect fees. The Board concluded that Monarch PC’s tracking error was acceptable.

Monarch FGU — The Board observed that Monarch FGU maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board acknowledged that the performance difference between Monarch FGU and the index it seeks to track, the Monarch Volume Factor Global Unconstrained Index, the index it seeks to track, was largely attributable to the fees accrued in Monarch FGU, noting that an index does not reflect fees. The Board concluded that Monarch FGU’s tracking error was acceptable.

Monarch SSE — The Board noted that Monarch SSE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board acknowledged that the performance difference between Monarch SSE and the index it seeks to track, the Monarch Select Subsector Index, was largely attributable to the fees accrued in Monarch SSE, noting that an index does not reflect fees. The Board concluded that Monarch SSE’s tracking error was acceptable.

Monarch DP — The Board noted that Monarch DP maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board further observed that Monarch DP trailed the Monarch Dividend Plus Index, the index it seeks to track, across all periods, in large part because of the fees it accrued, noting that an index does not reflect fees. The Board concluded that Monarch DP’s tracking error was acceptable.

Monarch FDT — The Board noted that Monarch FDT maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board further observed that Monarch FDT trailed the index it seeks to track, the Monarch Volume Factor Dividend Tree Index, across all periods, in large part because of the fees it accrued, noting that an index does not reflect fees. The Board concluded that Monarch FDT’s tracking error was acceptable.

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2026

Fees and Expenses. The Board noted that Penserra’s sub-advisory fee for each of the Monarch ETFs, which was structured with breakpoints, was in line with the fees charged to Penserra’s other clients. The Board determined that Penserra’s sub-advisory fee for each of the Monarch ETFs was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Penserra for each of the Monarch ETFs. The Board observed that Penserra was operating each of the Monarch ETFs at a loss. The Board determined that excessive profitability was not an issue for Penserra at this time.

Economies of Scale. The Board considered whether Penserra would expect realized economies of scale with respect to the sub-advisory services provided to each of the Monarch ETFs. The Board concluded that it was unlikely that Penserra was benefitting from any material economies of scale.

Conclusion. Having requested such information from Penserra as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and with the advice of independent counsel, the Board determined that the renewal of the sub-advisory agreement between Kingsview and Penserra was in the best interests of each of the Monarch ETFs and their shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-541-291-4405, by visiting the Funds’ website at www.monarchfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.monarchfunds.com.

INVESTMENT ADVISOR

Kingsview Wealth Management LLC

509 SE 7th Street, 2nd Floor

Grants Pass, OR 97526

INVESTMENT SUB-ADVISOR

Penserra Capital Management LLC

4 Orinda Way, Suite 100

Orinda, CA 94563

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By /s/ Wendy Wang Wendy Wang
Principal Executive Officer
Date: 5/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Wendy Wang Wendy Wang
Principal Executive Officer
Date: 5/4/2026

By /s/ Sam Singh Sam Singh
Principal Financial Officer
Date: 5/4/2026